July 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Large Cap Growth Active ETF | BGRO | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares Large Cap Growth Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
Axon Enterprise Inc.(a)	135	$101,991
TransDigm Group Inc.	80	128,677
		230,668
Automobiles — 3.9%
Ferrari NV	346	153,413
Tesla Inc.(a)	543	167,390
		320,803
Broadline Retail — 9.2%
Amazon.com Inc.(a)	3,246	759,921
Building Products — 1.7%
Trane Technologies PLC	312	136,681
Capital Markets — 4.8%
Blue Owl Capital Inc., Class A	3,646	70,550
KKR & Co. Inc.	1,558	228,372
S&P Global Inc.	179	98,647
		397,569
Chemicals — 0.6%
Sherwin-Williams Co. (The)	153	50,625
Electrical Equipment — 1.7%
Vertiv Holdings Co., Class A	982	142,979
Entertainment — 5.1%
Netflix Inc.(a)	222	257,387
Spotify Technology SA(a)	258	161,647
		419,034
Financial Services — 4.9%
Adyen NV(a)(b)	45	77,182
Visa Inc., Class A	958	330,960
		408,142
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp.(a)	1,042	109,327
Intuitive Surgical Inc.(a)	233	112,094
		221,421
Hotels, Restaurants & Leisure — 1.2%
Hilton Worldwide Holdings Inc.	360	96,509
Interactive Media & Services — 7.2%
Meta Platforms Inc., Class A	772	597,096
IT Services — 0.4%
Shopify Inc., Class A(a)	277	33,852
Life Sciences Tools & Services — 0.9%
Danaher Corp.	381	75,118
Media — 0.5%
Charter Communications Inc., Class A(a)	146	39,326
Security	Shares	Value
Pharmaceuticals — 2.7%
Eli Lilly & Co.	299	$221,281
Semiconductors & Semiconductor Equipment — 23.8%
ASM International NV	124	60,023
ASML Holding NV(c)	60	41,683
Broadcom Inc.	1,879	551,862
Nvidia Corp.	6,232	1,108,486
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	812	196,195
		1,958,249
Software — 19.5%
AppLovin Corp., Class A(a)	491	191,834
Cadence Design Systems Inc.(a)	528	192,493
Fair Isaac Corp.(a)	49	70,399
Intuit Inc.	353	277,151
Microsoft Corp.	1,634	871,739
		1,603,616
Specialty Retail — 1.6%
Carvana Co., Class A(a)(d)	341	133,048
Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	1,857	385,457
Total Long-Term Investments — 99.9% (Cost: $6,532,181)		8,231,395
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	102,109	102,150
Total Short-Term Securities — 1.2% (Cost: $102,150)		102,150
Total Investments — 101.1% (Cost: $6,634,331)		8,333,545
Liabilities in Excess of Other Assets — (1.1)%		(89,230)
Net Assets — 100.0%		$8,244,315

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Large Cap Growth Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$229,104	$—	$(126,954)(a)	$4	$(4)	$102,150	102,109	$72 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	40,000	—	(40,000)(a)	—	—	—	—	230	—
				$4	$(4)	$102,150		$302	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,094,190	$137,205	$—	$8,231,395
Short-Term Securities
Money Market Funds	102,150	—	—	102,150
	$8,196,340	$137,205	$—	$8,333,545

Portfolio Abbreviation
ADR	American Depositary Receipt